Real Estate Assets and Construction in Progress (Summary of Properties Owned or Leased by the Company) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Real Estate Properties [Line Items]
Land	$ 48,576		$ 30,601		$ 24,713
Buildings and improvements	894,014		728,230		622,506
Construction in progress	174,470		146,904		87,609
Total cost	1,117,060		905,735		734,828
Owned Properties [Member]
Real Estate Properties [Line Items]
Land	48,576		30,601		24,713
Buildings and improvements	866,819		703,657		603,121
Construction in progress	173,564		146,904		85,721
Total cost	1,088,959		881,162		713,555
Owned Properties [Member] | Suwanee, Georgia (Atlanta-Suwanee) [Member]
Real Estate Properties [Line Items]
Land	3,521		3,521		3,521
Buildings and improvements	134,931		126,486		103,438
Construction in progress	3,799		3,270		3,572
Total cost	142,251		133,277		110,531
Owned Properties [Member] | Atlanta, Georgia (Atlanta-Metro) [Member]
Real Estate Properties [Line Items]
Land	15,397		15,397		15,314
Buildings and improvements	350,728		296,547		263,192
Construction in progress	13,770		32,456		6,658
Total cost	379,895		344,400		285,164
Owned Properties [Member] | Santa Clara, California [Member]
Real Estate Properties [Line Items]
Buildings and improvements	88,891	[1]	86,544	[1]	83,536	[1]
Construction in progress	662	[1]	1,249	[1]	245	[1]
Total cost	89,553	[1]	87,793	[1]	83,781	[1]
Owned Properties [Member] | Richmond, Virginia [Member]
Real Estate Properties [Line Items]
Land	2,180		2,180		2,179
Buildings and improvements	126,659		108,979		71,629
Construction in progress	62,301		67,155		71,986
Total cost	191,140		178,314		145,794
Owned Properties [Member] | Sacramento, California [Member]
Real Estate Properties [Line Items]
Land	1,481		1,481		1,485
Buildings and improvements	57,892		52,841		52,753
Construction in progress	1,362		4,273
Total cost	60,735		58,595		54,238
Owned Properties [Member] | Princeton New Jersey [Member]
Real Estate Properties [Line Items]
Land	17,975
Buildings and improvements	36,346
Construction in progress	43
Total cost	54,364
Owned Properties [Member] | Dallas, Texas [Member]
Real Estate Properties [Line Items]
Land	5,808		5,808
Buildings and improvements	42,121
Construction in progress	69,909		38,501
Total cost	117,838		44,309
Owned Properties [Member] | Chicago, Illinois [Member]
Real Estate Properties [Line Items]
Construction in progress	18,605
Total cost	18,605
Owned Properties [Member] | Miami, Florida [Member]
Real Estate Properties [Line Items]
Land	1,777		1,777		1,777
Buildings and improvements	27,818		27,553		27,111
Construction in progress	5
Total cost	29,600		29,330		28,888
Owned Properties [Member] | Lenexa, Kansas [Member]
Real Estate Properties [Line Items]
Land	437		437		437
Buildings and improvements	24		3,298		54
Construction in progress	3,108				3,260
Total cost	3,569		3,735		3,751
Owned Properties [Member] | Wichita, Kansas [Member]
Real Estate Properties [Line Items]
Buildings and improvements	1,409		1,409		1,408
Total cost	1,409		1,409		1,408
Leased Properties [Member]
Real Estate Properties [Line Items]
Buildings and improvements	27,195		24,573		19,385
Construction in progress	906				1,888
Total cost	28,101		24,573		21,273
Leased Properties [Member] | Jersey City, New Jersey [Member]
Real Estate Properties [Line Items]
Buildings and improvements	26,406		23,811		18,666
Construction in progress	885				1,888
Total cost	27,291		23,811		20,554
Leased Properties [Member] | Overland Park, Kansas [Member]
Real Estate Properties [Line Items]
Buildings and improvements	789		762		719
Construction in progress	21
Total cost	$ 810		$ 762		$ 719

[1]	Owned facility subject to long-term ground sublease.